Supplement dated December 14, 2018 to the Wilmington Funds Prospectus dated

August 31, 2018 (the “Prospectus”)

Effective December 14, 2018, the information in the Prospectus with respect to each of Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Termination

Effective December 14, 2018, Robert F. Collins, CFA of Wilmington Trust Investment Advisors, Inc. ceased to be a portfolio manager of each of the Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund. Accordingly, all references to Mr. Collins in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated December 14, 2018 to the Wilmington Funds Statement of Additional Information dated August 31, 2018 (the “SAI”)

1. All Funds

Effective November 9, 2018, the following amends and supplements certain information on pages 67-72 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?” and the subsections entitled “Independent Trustees Background and Compensation”, “Summary of the Experience and Qualifications of Trustees”, “Interested Trustees”, “Independent Trustees”, “Officers Background and Compensation”, “Committees of the Board”, Board Ownership of Shares in the Funds and in the Trust” and “Board Leadership Structure”:

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the Senior Officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 1100 North Market Street, 9th Floor, Wilmington, Delaware, 19890. The Trust is comprised of 12 funds. The Total Compensation from the Trust shown is as of the most recently completed fiscal year dated April 30, 2018.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust**,***
Dominick J. D’Eramo* Birth date: 12/64	Principal Occupation: Senior Vice President, Wilmington Trust Investment Advisors, Inc. and Head of Fixed Income.	$0

Trustee Began serving: November 2018 President Began serving: June 2018	Previous Positions: Group Vice President, Wilmington Trust Investment Advisor, Inc. (WTIA) (2014-2017); Administrative Vice President, WTIA (2012-2014)

*	Dominick J. D’Eramo is “interested” due to his employment with WTIA and his position with WFMC, investment Advisors to the Funds.

INDEPENDENT TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust**,***
Nicholas A. Giordano Birth date: 3/43	Principal Occupations: Consultant, financial services organizations (1997 to present).	$109,500
Chairman and Trustee Began serving: March 2012	Previous Positions: Director, Kalmar Pooled Investment Trust (through 6/17); Interim President, LaSalle University (1998 to 1999); President and Chief Executive Officer, Philadelphia Stock Exchange (1981 to 1997).

	Other Directorships Held: The RBB Fund Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (body-worn devices).

Robert H. Arnold Birth date: 3/44	Principal Occupations: Managing Director, R.H. Arnold & Co, Inc. (financial management consulting) (6/89 to present).	$84,500

Trustee Began serving: March 2012

Previous Positions: Director, Treasury Strategies, Inc. (private Treasury consulting services) (6/01 to 6/16).

Other Directorships Held: Trustee, First Potomac Realty Trust (real estate investment trust) (5/03 to 12/2017).

Gregory P. Chandler Birth date: 12/66 Trustee Began serving: July 2017	Principal Occupations: Chief Financial Officer, Emtec, Inc. (information technology services) (4/09 to present); President, GCVC Consulting (corporate governance consulting) (2008 to present). Previous Positions: None Other Directorships Held: Trustee, RBB Fund Series Trust (19 portfolios) (registered investment companies) (2012 to present); Director, Emtec, Inc. (8/2005 to present); Director, FS Investment Corporation (business development company) (2007 to present); Trustee, FS Energy Partners (business development company (2009 to present).	$70,250

Donald E. Foley Birth Date: 8/51 Trustee Began serving: December 2015

Principal Occupations: Director, BioSig Technologies (2015 to present); Director, AXA Equitable’s VIP Mutual Funds (2017 to present); Director, AXA Equitable (variable annuity) (2013 to present); Director, 1290 Mutual Funds (retail funds) (2013 to present); and Chairman and Director, Burke Rehabilitation Hospital Foundation (private hospital, research institute) (2005 to present).

Previous Positions: Advisory Member, Trust and Investment Committee, M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company (through 2016); Director of M&T Bank Corporation and M&T Bank (2011 to 2012); Chairman and Chief Executive Officer of Wilmington Trust Corporation (2010 to 2011); Senior Vice President and Treasurer at ITT Corporation (1996 to 2010); Assistant Treasurer at International Paper (1989 to 1996).

Other Directorships Held: Director, M&T Bank Corporation (commercial bank) (2011 to 2012); Chairman and Director, Wilmington Trust Corporation (commercial and trust bank) (2007 to 2011); Trustee and Chairman, President’s Council, Union College (private college) (2011 to 2015).

		$80,750

Richard B. Seidel Birth date: 4/41	Principal Occupations: Chairman, Seidel & Associates (legal consulting) (1/14 to present); Chairman, Girard Private Investment Group (registered investment adviser) (1/14 to present).	$92,000
Trustee Began serving: September 2003

Previous Positions: Chairman, Girard Capital (broker-dealer) (1/10 to 2016); Chairman, Girard Partners, Ltd. (1/10 to 2016).

Other Directorships Held: Director, Chartwell Investment Partners (9/15 to present); Director, Tristate Capital Holdings (9/07 to present).

**	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.
***

Joseph J. Castiglia ceased serving as an Independent Trustee upon his death in November 2017. His total compensation from the Trust as of the fiscal year ended April 30, 2018 was $39,000. John S. Cramer and Daniel R. Gernatt, Jr. ceased serving as Independent Trustees effective November 9, 2018. Their total compensation from the Trust as of the fiscal year ended April 30, 2018 was $84,500 each.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that he should serve as a Trustee of the Trust as of the date of this SAI and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of each Trustee during the past five years and other directorships held.

INTERESTED TRUSTEE

Mr. D’Eramo has served as a Trustee of the Trust since November 2018, while also acting as President of the Funds since June 2018, and previously as Senior Vice President of WTIA, Group Vice President of WTIA and Administrative Vice President of WTIA. His current position within the M&T organization entails significant responsibilities and his previous positions with WTIA and WFMC included extensive business experience with the operations of a financial services company.

INDEPENDENT TRUSTEES

Mr. Arnold has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, being the managing director of R.H. Arnold & Co., Inc., a financial management consulting firm. He has also served as a trustee to other mutual fund complexes.

Mr. Chandler has served as an Independent Trustee of the Trust since July 2017. He has significant experience related to the business and financial services industries and currently serves as a Trustee to the RBB Fund Series Trust and as a Director to FS Investment Corporation. Mr. Chandler is also Chief Financial Officer of Emtec, Inc. He presently serves as Chairman of the Audit Committee of the Trust.

Mr. Foley has served as a Trustee of the Trust since December 2015. He has significant experience related to the business and financial services industries, having previously served as an Advisory Member of the Trust and Investment Committee of M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company. He currently serves on the Board of Directors of AXA Equitable and 1290 Mutual Funds. He previously served as a Director of M&T Bank Corporation and M&T Bank and was Chairman and Chief Executive officer of Wilmington Trust Corporation.

Mr. Giordano has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, having been Chief Executive Officer of the Philadelphia Stock Exchange. He is currently a consultant to financial service organizations and serves as a trustee to other mutual fund complexes. He presently serves as Chairman of the Board of the Trust.

Mr. Seidel has over 15 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Seidel has significant experience related to the financial services industry, having been Chairman of Seidel & Associates, a financial consulting firm, since 2014 and Chairman of Girard Private Investment Group, a registered investment advisor, since 2014. He presently serves as Chairman of the Nominating and Governance Committee of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that its members satisfy this standard.

Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences.

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Jeffrey M. Seling Birth year: 1970 Assistant Treasurer Began serving: June 2013	Principal Occupations: Administrative Vice President, M&T Bank; Chief Operations Officer, Wilmington Trust Investment Advisors Inc. and Wilmington Funds Management Corporation; Assistant Treasurer, Wilmington Funds. Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JP Morgan Chase Bank.	—

Vice President Began serving: June 2007

John C. McDonnell Birth Year: 1966	Principal Occupations: Chief Operations Officer, Wilmington Funds; Vice President, Wilmington Funds Management Corporation (2005 to present); Vice President, Wilmington Trust Investment Advisors, Inc. (2012 to present).	—

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*

Chief Operations Officer Began serving: June 2017	Previous Positions: Vice President, Wilmington Trust Investment Management, LLC (2005 to 2012); Audit Senior, Deloitte LLP (2004 to 2005); Assistant Vice President, 1838 Investment Advisors, LP (1999 to 2004).

Lisa Druelinger Birth year: 1978	Principal Occupation: Chief Compliance Officer and Anti-Money Laundering Officer, Wilmington Funds; Administrative Vice President, M&T Bank.	—

Chief Compliance Officer and AML Compliance Officer Began serving: November 2017	Previous Positions: Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2015-2017); Wilmington Funds Product Manager, Wilmington Trust Investment Advisors, Inc. (2013-2015); Institutional and Retirement Services Product Manager, Wilmington Trust (2011-2013); Trust Compliance and Risk Management at M&T Bank (2006-2011).

John J. Kelley Birth year: 1959	Principal Occupations: President of Wilmington Funds Management Corporation; Group Vice President and Chief Administrative Officer, Wilmington Trust Investment Advisors Inc.	—

Vice President Began serving: December 2016	Previous Positions: Vice President of BNY Mellon Investment Servicing (formerly, PNC Global Investment Servicing) from January 2005 to July 2005; Vice President of Administration, 1838 Investment Advisors, LP from 1999 to 2005; Chief Compliance Officer, 1838 Investment Advisors, LP from 2004 to 2005.

Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Birth year: 1972	Principal Occupations: Managing Director; Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to present). Previous Positions: Assistant Vice President, JP Morgan Investor Services Co. (2006 to 2011).	—

Chief Financial Officer and Treasurer Began serving: July 2013

Lisa R. Grosswirth Atlantic Terminal Office Tower 2 Hanson Place 12th Floor Brooklyn, NY 11217 Birth year: 1963	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).	—

Secretary Began serving: September 2007

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958	Principal Occupations: Chief Executive Officer, Foreside Financial Group, LLC (2012 to present). Previous Positions: President, Foreside Financial Group, LLC (2008 to 2012); Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management, LLC (2003 to 2006); Vice President, Bainbridge Capital Management (2002 to 2004).	—

Chief Executive Officer Began serving: September 2007

*	Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to the Independent Trustees, the Trust, and each Fund’s shareholders, and to facilitate compliance with legal and regulatory requirements. Currently, the Board has an Audit Committee, Nominating and Governance Committee, Pricing Committee, Disclosure Controls and Procedures Committee and Sub-Advisor and Performance Oversight Committee.

The Audit Committee is composed of Nicholas A. Giordano, Gregory P. Chandler, Chairman, and Donald E. Foley, each who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (individually, an “Independent Trustee” and collectively, the “Independent Trustees”). The Audit Committee, pursuant to its Charter, oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services. The Chairman of the Audit Committee is responsible for pre-approving all non-audit related services, subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. The Audit Committee also discusses the Trust’s processes with respect to risk assessment and risk management. During the fiscal year ended April 30, 2018, the Audit Committee met four times.

The Trust has a Nominating and Governance Committee which functions pursuant to its Charter. The Board of the Trust appoints the members of the Nominating and Governance Committee, which is composed of Richard B. Seidel, Chairman and Robert H. Arnold, each an Independent Trustee. The Nominating and Governance Committee is responsible for the selection and nomination for election to the full Board appropriate candidates for service as Trustees of the Trust. In addition, the Nominating and Governance Committee provides a forum for the Independent Trustees to address important issues of corporate governance for the Trust, including Trustee compensation and the Board self-evaluation, and to make appropriate recommendations to the full Board regarding sound governance practices. During the fiscal year ended April 30, 2018, the Nominating and Governance Committee met four times.

The Pricing Committee is composed of any one Independent Trustee and a representative from the Advisor. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended April 30, 2018, the Pricing Committee did not meet.

The Disclosure Controls and Procedures (“DC&P”) Committee is composed of the Trust’s Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), and Chief Compliance Officer, as well as the Chief Investment Officer and Chief Operating Officer of the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings by the Trust’s PEO and PFO. The DC&P Committee oversees internal controls relating to preparation and filing of financial statements and meets prior to the final approvals by the PEO and PFO of the Fund on the annual report, semi-annual report, Form N-Q filings and certain other filings. During the fiscal year ended April 30, 2018, the DC&P Committee met four times.

The Sub-Advisor and Performance Oversight (“SA & PO”) Committee is composed of any one Independent Trustee and any one representative from the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings. The SA &

PO Committee oversees the manager selection process and meets prior to the selection of additional sub-advisors or the termination of any sub-advisor. During the fiscal year ended April 30, 2017, the SA & PO Committee did not meet.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2017

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Trust
Interested Board Member
Dominick J. D’Eramo		$50,001 - $100,000
Wilmington International Fund	$50,001 - $100,000
Independent Board Members
Robert H. Arnold		Over $100,000
Wilmington U.S. Treasury Money Market Fund	$50,001 - $100,000
Wilmington Global Alpha Equities Fund	$50,001 - $100,000
Gregory P. Chandler		None
Donald E. Foley		None
Nicholas A. Giordano		Over $100,000
Wilmington Intermediate-Term Bond Fund	Over $100,000
Wilmington Real Asset Fund
Richard B. Seidel		$50,001 - $100,000
Wilmington International Fund	$50,001 -$100,000

As of June 30, 2018, the Fund’s Board and Officers as a group owned less than 1% of each Fund’s outstanding shares.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees is composed of five Independent Trustees and one interested trustee. Nicholas A. Giordano, Independent Trustee, serves as the Chairman of the Board and presides at meetings of the Board. Mr. Giordano regularly communicates with representatives of the Advisor and the Trust. Mr. Giordano leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel. Mr. Giordano may perform such other functions as may be requested by the Board from time to time. The Board believes that having a super-majority of Independent Trustees, coupled with an Independent Chairman, is appropriate and in the best interests of the Trust, given its specific characteristics.

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment goals, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including with the Advisor, the sub-advisors, the administrator, the transfer agent, the distributor and the custodian. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.

2. Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund

Effective December 14, 2018, the information in the SAI with respect to each of Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Termination

Effective December 14, 2018, Robert F. Collins, CFA of Wilmington Trust Investment Advisors, Inc. ceased to be a portfolio manager of each of the Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund. Accordingly, all references to Mr. Collins in the SAI are hereby deleted.

Please keep this Supplement for future reference.